Property, Plant and Equipment - Summary of Future Minimum Lease Payments Due Under Finance Lease (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of future minimum lease payment for finance lease commitment [abstract]
Future minimum lease payments due under finance leases	€ 25	€ 39	€ 66
of which interest	€ 3	€ 7	€ 13